Other assets and liabilities	6 Months Ended
Jun. 30, 2021
Other Assets And Other Liabilities [Line Items]
Disclosure Of Other Assets And Other Liabilities Explanatory
Note 10

Other assets and liabilities
a) Other financial assets measured at amortized cost
USD million 30.6.21 31.3.21 31.12.20
Debt securities 18,484 18,533 18,801
of which: government bills / bonds

9,531 9,664 9,789
Loans to financial advisors 2,415 2,473 2,569
Fee-

and commission-related receivables
1,982 2,073 2,014
Finance lease receivables 1,363 1,344 1,447
Settlement and clearing accounts

1,228 567 614
Accrued interest income 532 521 591
Other 1,139 1,260 1,158
Total other financial assets measured at amortized cost 27,143 26,770 27,194
b) Other non-financial assets
USD million 30.6.21 31.3.21 31.12.20
Precious metals and other physical commodities

5,470 5,709 6,264
Bail deposit
1
1,382 1,364 1,418
Prepaid expenses 1,083 1,065 1,081
VAT and other tax receivables 435 363 433
Properties and other non-current assets held for sale 68 248 246
Other

545 375 326
Total other non-financial assets 8,982 9,125 9,768
1 Refer to item 1 in Note 14b for more information.
c) Other financial liabilities measured at amortized cost
USD million 30.6.21 31.3.21 31.12.20
Other accrued expenses 1,758 1,756 1,696
Accrued interest expenses 1,015 932 1,355
Settlement and clearing accounts 2,176 1,288 1,199
Lease liabilities 3,754 3,767 3,927
Other 1,487 1,513 1,553
Total other financial liabilities measured at amortized cost 10,189 9,257 9,729
d) Other financial liabilities designated at fair value
USD million 30.6.21 31.3.21 31.12.20
Financial liabilities related to unit-linked investment contracts 22,217 21,357 20,975
Securities financing transactions 6,184 5,651 7,317
Over-the-counter debt instruments 2,142 1,787 2,060
Other 99 61 35
Total other financial liabilities designated at fair value 30,642 28,855 30,387 of which: life-to-date own credit (gain) / loss (39) (23) (36)
e) Other non-financial liabilities
USD million 30.6.21 31.3.21 31.12.20
Compensation-related liabilities 5,959 4,938 7,468
of which: Deferred Contingent Capital Plan 1,500 1,420 1,858 of which: financial advisor compensation plans 1,314 1,203 1,500 of which: other compensation plans 1,830 1,125 2,740
of which: net defined benefit liability 666 654 722
of which: other compensation-related liabilities
1
650 536 648
Deferred tax liabilities 392 329 564
Current tax liabilities 1,250 1,122 1,009
VAT and other tax payables 597 667 523
Deferred income 262 225 228
Other 116 111 61
Total other non-financial liabilities

8,576 7,391 9,854
1 Includes liabilities for payroll taxes and untaken vacation.